As Filed with the Securities and Exchange Commission on October 29, 2021

File No. 333-36975

File No. 811-08397

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 50	/X/
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 53	/X/

THE MARSICO INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)

1200 17TH STREET, SUITE 1700

DENVER, CO 80202

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-860-8686

The Corporation Trust Company

The Marsico Investment Fund

Corporation Trust Center 1209 Orange Street

Wilmington, Delaware 19802

(Name and address of Agent for Service of Process)

COPIES TO:

ANTHONY H. ZACHARSKI, ESQ.
Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

It is proposed that this filing will become effective (check the appropriate box):
[ ]	Immediately upon filing pursuant to paragraph (b)	[X]	On November 26, 2021 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest of The Marsico Investment Fund

EXPLANATORY NOTE

This Post-Effective Amendment No. 50 under the Securities Act of 1933 and No. 53 under the Investment Company Act of 1940 to the Registration Statement of The Marsico Investment Fund (the “Trust”) incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in the Trust’s Post-Effective Amendment that was filed with the Securities and Exchange Commission on September 1, 2021 (Post-Effective Amendment No. 49 under the Securities Act of 1933 and Post-Effective Amendment No. 52 under the Investment Company Act of 1940). In accordance with Rule 485(b) under the Securities Act of 1933, this Post-Effective Amendment is filed solely for the purpose of designating November 26, 2021 as the new effective date for the previously filed Post-Effective Amendment (previously scheduled to become effective on November 1, 2021).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on behalf of the Registrant, in the City of Denver in the State of Colorado, on this 28th day of October, 2021.

THE MARSICO INVESTMENT FUND

By:	/s/ Neil L. Gloude
Neil L. Gloude
Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ Thomas F. Marsico	Trustee, President and Chief Executive Officer (Principal Executive Officer)	October 29, 2021
Thomas F. Marsico*

/s/ Neil L. Gloude	Vice President, Secretary and Treasurer (Principal Financial Officer and Principal Accounting Officer)	October 29, 2021
Neil L. Gloude**

/s/ Michael D. Rierson	Trustee	October 29, 2021
Michael D. Rierson*

/s/ Joseph T. Willett	Trustee	October 29, 2021
Joseph T. Willett*

/s/ Jay S. Goodgold	Trustee	October 29, 2021
Jay S. Goodgold*

/s/ Matthew C. Flavin	Trustee	October 29, 2021
Matthew C. Flavin***

By:	/s/ Anthony H. Zacharski
Anthony H. Zacharski As ATTORNEY-IN-FACT

*	Pursuant to powers of attorney filed in Registrant’s Registration Statement (333-36975) on January 28, 2016 and incorporated herein by reference.

**	Pursuant to power of attorney filed in Registrant’s Registration Statement (333-36975) on January 31, 2019 and incorporated herein by reference.

***	Pursuant to power of attorney filed in Registrant’s Registration Statement (333-36975) on January 30, 2020 and incorporated herein by reference.

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